Related-Party Transactions (Narrative) (Detail) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Party Transaction [Line Items]
Derivative Asset	$ 307,000,000	$ 279,000,000
Derivative Liabilities	284,000,000	155,000,000
Dominion Energy Gas Holdings, LLC
Related Party Transaction [Line Items]
Derivative Asset	32,000,000
Derivative Liabilities	8,000,000	11,000,000
Short term demand note	18,000,000	118,000,000
Dominion Energy Gas Holdings, LLC | Revolving Credit Facility | IRCA
Related Party Transaction [Line Items]
Short term demand note	$ 18,000,000	$ 118,000,000
Weighted- average interest rate percentage	1.60%	1.08%
Dominion Energy Gas Holdings, LLC | Pension Benefits | Amounts Associated with the Dominion Pension Plan
Related Party Transaction [Line Items]
Amounts due from Dominion, noncurrent	$ 734,000,000	$ 697,000,000
Dominion Energy Gas Holdings, LLC | Medical Coverage for Local retirees | Amounts Associated with the Dominion Retiree Health and Welfare Plan
Related Party Transaction [Line Items]
Amounts due from Dominion, noncurrent	7,000,000	2,000,000
Virginia Electric and Power Company
Related Party Transaction [Line Items]
Derivative Asset	166,000,000	194,000,000
Derivative Liabilities	66,000,000	31,000,000
Short term demand note	33,000,000	262,000,000
Outstanding borrowings, net of repayments, under money pool for non-regulated subsidiaries	$ 0	$ 0
Issuance of common stock (in shares)	0	0	0
Virginia Electric and Power Company | Affiliated Entity
Related Party Transaction [Line Items]
Derivative Asset	$ 11,000,000	$ 41,000,000
Derivative Liabilities	5,000,000	8,000,000
Virginia Electric and Power Company | Principal Owner
Related Party Transaction [Line Items]
Short term demand note	$ 33,000,000	$ 262,000,000
Weighted- average interest rate percentage	1.65%	0.97%
Virginia Electric and Power Company | Pension Benefits | Amounts Associated with the Dominion Pension Plan
Related Party Transaction [Line Items]
Amounts due to Dominion, noncurrent	$ 505,000,000	$ 396,000,000
Virginia Electric and Power Company | Medical Coverage for Local retirees | Amounts Associated with the Dominion Retiree Health and Welfare Plan
Related Party Transaction [Line Items]
Amounts due from Dominion, noncurrent	$ 199,000,000	$ 130,000,000